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                                      21


APPENDIX L          U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                         HARTFORD LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT FIVE/PCM Life
                                 P.O. Box 2999
                            Hartford, CT 06104-2999


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


    Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-83656
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                    December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                   See Attached

  _____________________________________________________________________________

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                                        22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                   See Attached

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:  See Attached

     (i) Aggregate sale price of securities sold during     $
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -
         during the fiscal year (if applicable):            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  +
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi) Multiplier prescribed by Section 8(b) of the       x
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):

   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Greg Bubnash  Assistant Director
                           _______________________________________________

                             Greg Bubnash
                           _______________________________________________

  Date 2/20/96
      _________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

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

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Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five
------------------------------------------------------------------------------------------------------------
Securities Act File Number: 33-83656
------------------------------------------------------------------------------------------------------------
                                             AMOUNT        AMOUNT     NET SOLD /  OFFERING PRICE   AMOUNT OF
------------------------------------------------------------------------------------------------------------
                                              SOLD        REDEEMED    (REDEEMED)    02/12/1996    FILING FEE
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Asia Pacific Growth            27,153         1,743      25,410      10.739999       94.10
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Diversified Income Fund        30,887         3,183      27,704      12.180468      116.36
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Global Asset Allocation        45,434         1,254      44,180      12.835756      195.55
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Global Growth Fund            238,586        13,923     224,663      12.093596      936.89
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Gov't High Qual Bond           52,034         1,180      50,854      12.098029      212.15
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Growth & Income Fund          419,714        32,757     386,957      14.370915    1,917.56
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam High Yield Bond Fund          164,257        12,411     151,846      12.224009      640.06
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Money Market Fund          29,792,400    24,819,981   4,972,419       1.064378    1,825.01
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam New Opportunities Fund        248,447        38,960     209,487      15.336508    1,107.86
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Utilities Growth & Inc.        54,416         5,734      48,682      13.699872      229.98
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Voyager Fund                  304,481        48,699     255,782      14.857677    1,310.46
------------------------------------------------------------------------------------------------------------
                                                                                                  8,585.98
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five
------------------------------------------------------------------------------------------------------------
Securities Act File Number: 33-83656
------------------------------------------------------------------------------------------------------------
                                           ITEM 9, 10   ITEM 12 (iii) ITEM 12 (iii) ITEM 12 (vi) ITEM 12 (vii)
                                            $ Amount      $ Amount     $ Amount      MULTIPLIER       FEE
------------------------------------------------------------------------------------------------------------
                                              Sold        Redeemed   Redeemed-Used                    DUE
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Asia Pacific Growth           291,623       18,720       18,720       1/2900         94.10
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Diversified Income Fund       376,218       38,770       38,770       1/2900        116.36
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Global Asset Allocation       583,180       16,096       16,096       1/2900        195.55
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Global Growth Fund          2,885,363      168,379      168,379       1/2900        936.89
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Gov't High Qual Bond          629,509       14,276       14,276       1/2900        212.15
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Growth & Income Fund        6,031,674      470,748      470,748       1/2900      1,917.56
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam High Yield Bond Fund        2,007,879      151,712      151,712       1/2900        640.06
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Money Market Fund          31,710,375   26,417,842   26,417,842       1/2900      1,825.01
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam New Opportunities Fund      3,810,309      597,510      597,510       1/2900      1,107.86
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Utilities Growth & Inc.       745,492       78,555       78,555       1/2900        229.98
------------------------------------------------------------------------------------------------------------
H/L SPVL Putnam Voyager Fund                4,523,880      723,554      723,554       1/2900      1,310.46
------------------------------------------------------------------------------------------------------------
                                           53,595,503   28,696,163   28,696,163                   8,585,98
------------------------------------------------------------------------------------------------------------